Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities
Net loss	$ (53,329,187)	$ (6,978,576)
Adjustment to reconcile net loss to cash used in operating activities
Depreciation and amortization	2,442,706	842,195
Share-based compensation	6,706,419
Realized gain on short term investment	(173,644)
Change in fair value of convertible notes	14,571,109
Change in fair value of warrant liabilities	1,313,500
Change in fair value of earn out liabilities	(1,740,000)
Amortization of right-of-use assets	216,138	52,836
Interest expense	58,706
Changes in operating assets and liabilities:
Accounts receivable	(204,879)
Inventory	(1,439,182)
Prepaid expenses and other current assets	(224,278)	(257,226)
Deposits	(55,583)	(5,463)
Accounts payable	2,711,585	280,730
Accrued expenses	3,425,542	29,020
Deferred revenue	175,494	49,654
Operating lease liabilities	(218,524)	(47,319)
Net cash used in operating activities	(25,764,078)	(6,034,149)
Cash flows from Investing Activities
Software development costs	(3,150,925)	(1,509,404)
Purchases of short-term investments	(10,049,870)
Proceeds from the sale of short-term investments	10,223,514
Purchase of intangible assets and trademarks	(233,881)	(15,000)
Purchases of property and equipment	(113,065)	(29,930)
Net cash used in investing activities	(3,324,227)	(1,554,334)
Cash flows from Financing Activities
Proceeds from convertible note payable	22,500,000
Net proceeds from reverse recapitalization	18,104,194
Repayment of subscription payable	(400)
Issuances of common stock	2,600,136	9,519,485
Net cash provided by financing activities	43,203,930	9,519,485
Net increase in cash and cash equivalents	14,115,625	1,931,002
Cash and cash equivalents, beginning of period	2,330,405	399,403
Cash and cash equivalents, end of the period	16,446,030	2,330,405
Supplemental Cash Flow Information
Recording of right of use asset and lease liability	246,856	346,356
Subscription receivable		100,012
Promissory notes, inclusive of accrued interest converted to equity	37,294,022
Initial recognition of Earn-out liability	2,400,000
Acquisition of warrant liability	8,816,500
Prepaid expenses assumed in connection with business combination	2,570,919
Liabilities paid through the trust	1,778,672
Liabilities assumed in connection with business combination	92,929
Stock for stock transfer	1,334,858
Cash paid for interest